Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2015 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2015 Fund - Class K6
Bar Chart Table:
Annual Return 2019	16.71%
Annual Return 2020	12.29%
Annual Return 2021	7.03%
Annual Return 2022	(14.91%)